As filed with the Securities and Exchange Commission on October 4, 2001
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     -------

        Pre-Effective Amendment No.
                                      -------
        Post-Effective Amendment No.    20                              X
                                      -------                        -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                     -------
        Amendment No.  24                                               X
                      ----                                           -------


                                  PICTET FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      101 FEDERAL STREET, BOSTON, MA 02110
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                    Copies to:
Lisa King, Esq.                                           Pamela Wilson, Esq.
PFPC Inc.                                                 Hale and Dorr
400 Bellevue Parkway                                      60 State Street
Wilmington, DE 19809                                      Boston, MA 02109

        It is proposed that the filing will become effective:

        ___ immediately  upon filing  pursuant to  paragraph  (b);or
        ___ on [ ] pursuant  to  paragraph  (b); or
        ___ 60 days after  filing  pursuant to paragraph (a)(1); or
        ___ on [ ] pursuant to paragraph (a)(1); or _X_ 75 days after filing pursuant to paragraph (a)(2); or ___ on [ ] pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                            PICTET GLOBAL WATER FUND
================================================================================







[LOGO OF PICTET FUNDS OMITTED]
                                     PICTET
                                      FUNDS




                                   PROSPECTUS
                                __________, 2001



                               INSTITUTIONAL CLASS

                                  RETAIL CLASS




  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

Table of Contents
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OVERVIEW
Pictet Funds is comprised of a number of investment funds, one of which, Pictet Global Water Fund (the "Fund"), is offered in this -prospectus. The Fund has a distinct investment goal and related investment risks. The Fund is authorized to offer two classes of shares - Institutional Class and Retail Class. This prospectus offers both classes of shares.


RISK/RETURN SUMMARY.......................................................

Investment goal...........................................................
Principal investments and strategies......................................
Principal investment risks................................................
Fees and expenses.........................................................
FUND INVESTMENTS..........................................................
INVESTMENT ADVISER........................................................
INVESTMENT AND ACCOUNT POLICIES...........................................
Calculation of net asset value............................................
Purchasing Fund shares....................................................
Exchanges between Pictet Funds............................................
Redeeming Fund shares.....................................................
Dividends, distributions and taxes........................................
Distribution (12b-1) fees.................................................
FOR MORE INFORMATION......................................................

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY
================================================================================

INVESTMENT GOAL
Long-term growth of capital.
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PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in the equity securities of companies throughout the world the water sector.

The Fund will invest at least 80% of its net assets in the shares of companies operating in the water sector ("water companies").
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EQUITY SECURITIES
Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

Water companies include:
o    water-producing companies;
o    companies for water conditioning and desalinization;
o    suppliers;
o companies specializing in waste-water treatment, sewers and the treatment of solid, liquid and chemical waste;
o    companies operating sewage-treatment plants; and
o companies providing facilities, consultancy and engineering services associated with the above activities.

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HOW THE ADVISER SELECTS THE FUND'S INVESTMENTS

The Fund's adviser looks for water companies that exhibit the potential for significant growth over the long-term. The adviser defines long-term as a time horizon of at least three years. The investment process employs a fundamental bottom-up approach to investment management. To choose the securities for the Fund, the adviser seeks to identify companies with:

o    high earnings and sales growth on a per share basis;
o    low variation in net income growth and sales growth;
o    stable or increasing gross profit margins;
o low valuation (price to book, price to sales) and low market price implied growth rate in free cashflow discounting model; and
o    positive price momentum

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - continued
================================================================================

PRINCIPAL INVESTMENT RISKS

----------------------
AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

You could lose money on your investments in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o    Domestic or foreign stock prices go down generally.
o Changes in foreign currency rates depress the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
o The adviser's judgment about country or industry allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.
--------------------------------------------------------------------------------

The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Prices of these companies' stocks may be more volatile because these companies

o    are relatively small compared to large-cap companies,
o    may be engaged in business mostly within their own geographic region, and
o    may be less well-known to the investment community.

Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies.

Furthermore, the Fund is considered to be a sector fund This means that the Fund will concentrate its investments in a single sector; in this case, the water sector. Investing in a single sector makes the Fund more susceptible to negative impacts on that sector than a less concentrated fund might be. Also, a change in the value of a single company in that industry might affect the value of other companies in that sector This would have a more pronounced negative effect on the Fund than on a less concentrated fund.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - continued
================================================================================

PERFORMANCE

The Fund has no past performance to report because it started on _________, 2001. Once the Fund has a performance history of at least one calendar year, a Bar Chart and Performance Table will be included in the prospectus. The Fund's annual return will also be compared to the returns of a benchmark index.
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FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND

                                                           INSTITUTIONAL CLASS      RETAIL CLASS
  SHAREHOLDER FEES (paid directly from your investment)          NONE                   NONE

  REDEMPTION FEES FOR SHARES HELD LESS THAN 6 MONTHS 1           1.00%                  1.00%
  (AS A PERCENTAGE OF AMOUNT REDEEMED)

  ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

  MANAGEMENT FEES                                                1.00%                  1.00%
  DISTRIBUTION (12B-1) FEES                                      NONE                   0.25%

  OTHER EXPENSES 2                                               3.65%                  3.65%
                                                                 4.65%                  4.90%
  TOTAL ANNUAL FUND OPERATING EXPENSES 3
  ==============================================================================

1 PLEASE SEE SECTION ENTITLED "REDEEMING FUND SHARES"
2 ESTIMATE FOR THE FIRST FISCAL YEAR
3 VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT              3.35%                  3.35%

  NET EXPENSES                                                   1.30%                  1.55%
                                                                 ====                   ====

THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE TERMINATED AFTER SUFFICIENT NOTICE AT ANY TIME.

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THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND
WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

The example assumes that:
o    You invest $10,000 in the Fund for the time periods indicated.
o    Your investment has a 5% return each year.
o    The Fund's operating expenses remain the same.+
o    You redeem your investment at the end of each period.

                                                          1 YEAR      3 YEARS
INSTITUTIONAL CLASS                                        $466        $1402
RETAIL CLASS                                               $490        $1472
--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1 and 3 years in the example would be $132 and $412, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1 and 3 years in the example would be $158 and $490, respectively.

THE FUND'S INVESTMENTS
================================================================================

DEPOSITARY RECEIPTS

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and Russian Depositary Certificates.
--------------------------------------------------------------------------------

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.
--------------------------------------------------------------------------------

WARRANTS AND SUBSCRIPTION RIGHTS
Warrants and subscription rights entitle the holder to acquire the stock of a company at set price.

The Fund may lose money on warrants and rights a if they cannot be profitably exercised before they expire.
--------------------------------------------------------------------------------

DEBT SECURITIES
The Fund may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity.

The value of debt securities will go down if interest rates go up, or if the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest.

Securities are investment grade if they:
o Are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
o    Have received a comparable short-term or other rating.
o Are unrated securities that the adviser believes to be of comparable quality.

The Fund's credit standards for debt securities also apply to counterparties to over-the-counter ("OTC") derivative contracts.

--------------------------------------------------------------------------------

DEFENSIVE INVESTMENTS
The Fund may depart from its principal investment strategies in response to adverse market conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.
--------------------------------------------------------------------------------

DERIVATIVES AND HEDGING TECHNIQUES
The Fund may, but is not required to, use derivative contracts for any of the following purposes:
o To hedge against the economic impact of adverse changes in the market value of its losses and reduce opportunities for gains when securities, because of changes in stock stock prices or currency rates are changing. market prices or currency exchange rates.
o    As a substitute for buying or selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

Even a small investment in derivative contracts can have a big impact on the Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing.

The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to OTC derivative contracts present the same types of default risk as issuers of debt securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

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PORTFOLIO TURNOVER
The Fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability.

Frequent trading also increases transaction trading. costs, which could detract from the Fund's performance.
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL
The Fund's goal is non-fundamental so that the board of trustees may change the investment goal of the Fund without obtaining the approval of the Fund's shareholders. The Fund might not succeed in achieving its goal.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
================================================================================

THE FUND'S INVESTMENT ADVISER IS PICTET INTERNATIONAL MANAGEMENT LIMITED
The adviser provides investment advice and portfolio management services to the Fund. Under the supervision of the Fund's board of trustees, the adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and makes available the research services of its portfolio managers and security analysts.

The Fund has agreed to pay the adviser an advisory fee at the annual rate of the Fund's average daily net assets shown below. The adviser has voluntarily agreed to cap the total annual operating expenses of the Retail and Institutional classes of the Fund as shown below.

These caps do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. These expense caps can be revoked after sufficient notice at any time.
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                                             EXPENSE LIMITATION
                                             ------------------
                           Management Fee    Institutional Class    Retail Class
Pictet Global Water Fund      1.00%                1.30%               1.55%

--------------------------------------------------------------------------------

Established in 1980, the adviser currently manages approximately $8.5 billion of assets for more than 150 accounts. The adviser manages a range of products including international fixed income and equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. The adviser is registered as a U.S. investment adviser and is regulated in the United Kingdom by the Investment Management Regulatory Organization.

The adviser is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. Pictet & Cie currently has approximately $115 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.
--------------------------------------------------------------------------------

GLOBAL WATER FUND'S PORTFOLIO MANAGEMENT TEAM
 Names of managers
(how long on Fund team)             Positions during last five years
--------------------------------------------------------------------------------
H.P.Portner                   Hans  Peter  is a  senior  asset  manager  at  the
                              adviser, where he manages Pictet Global Water Fund
                              and other water related  investment  products.  He
                              holds a  masters  degree  in  economics  from  the
                              University  of Berne.  He started  his  investment
                              career  in  1992  at  UBS   Brinson  in  Basle  as
                              international  equity  manager.  In 1997 he joined
                              the adviser as equity  manager  for  institutional
                              clients.  In 2000 he  began  managing  the  Pictet
                              Global   Water  Fund.   Hans  Peter  is  Chartered
                              Financial Analyst (CFA).

The table below shows the past performance of the Pictet Global Water Fund Compartment, a foreign investment pool based in Luxembourg (the "Investment Pool") with total assets of 400 million Euros as of August 31, 2001. The Investment Pool is also managed by the Fund's investment adviser, Pictet International Management Limited (the "adviser"). The Investment Pool has investment objectives, policies and strategies that are substantially similar though not identical to those of the Fund. The table shows the past performance of the adviser in managing the substantially similar Investment Pool. It does not represent the past performance of the Fund or indicate how the Fund will perform in the future. The information presented is based on performance data provided by the adviser.

The Investment Pool is not subject to the same types of expenses as the Fund. In addition, it is not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the U.S. laws and regulations applicable to U.S. mutual funds. The performance results of the Investment Pool could have been negatively affected if it had been regulated as a U.S. mutual fund. The performance in the table reflects the deduction of investment advisory fees and is net of transaction costs and expenses. The expenses of the Fund will differ, which will affect its performance.

YEAR          ANNUAL RATE OF RETURN
------------- --------------------------------
2000          12.75%
2001*         -5.60%

* Year to date August 31, 2001

INVESTMENT AND ACCOUNT POLICIES
================================================================================

CALCULATION OF NET ASSET VALUE
The Fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is open every week, Monday through Friday, except on national holidays and Good Friday. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times. The NAV will differ between classes of shares. The NAV of a class with higher expenses will be lower than a class with lower expenses.

The Fund generally values its portfolio securities based on market prices or quotations. Securities listed on a foreign exchange and unlisted foreign securities are generally valued at the latest quoted sale price available before the time when assets are valued. Securities which are primarily traded in Latin American markets are valued each day approximately at the time of the close of regular trading on the NYSE as though such time were the close of trading on such Latin American South American market and such Latin American market or South American market were a U.S. market. Securities listed on a U.S. securities exchange are generally valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. The Fund's currency translations are calculated when the London Stock Exchange closes.

Price information on listed securities is taken from the exchange where the security is primarily traded. Securities for which market quotations are readily available, but are not traded on the valuation date, are valued at the mean between the bid and ask prices, if available Otherwise they are valued at the last reported closing price.

When market prices are not available, or when the adviser believes that they are unreliable or that the value of securities has been materially affected by events occurring after a foreign exchange closes, the Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the board of trustees. When the Fund uses fair value to price securities, the Fund may value those securities higher or lower than another mutual fund using market quotations or its own fair value determination to price the same securities.

International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when investors cannot buy or redeem shares.
--------------------------------------------------------------------------------

================================================================================

PURCHASING FUND SHARES
The adviser, its affiliates or other institutions (collectively, "institutions") may buy shares of the Fund at net asset value. Institutions are responsible for transmitting orders promptly to the Fund's transfer agent.
--------------------------------------------------------------------------------

PURCHASING SHARES THROUGH FINANCIAL INTERMEDIARIES/PROFESSIONALS
Purchases may also be made at net asset value by the following:

o Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fees for their services; and clients of these investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent.
o Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the of the Internal Revenue Code and "rabbi trusts."

Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

                               INVESTMENT MINIMUMS
                              (INSTITUTIONAL CLASS)
               Initial purchase                           $50,000

               Additional purchases                       $5,000

                               INVESTMENT MINIMUMS
                                 (RETAIL CLASS)
               Initial purchase                           $2,500
               Additional purchases                       $500

Certain retirement accounts (e.g. IRAs, Roth IRAs, Educational IRAs) may purchase shares of the Fund with a $2,000 initial purchase and additional purchases of $2,000 each for the Institutional Class, $500 each for the Retail Class. Additional purchases for those in the Automatic Investment Plan may be as little as $500 each.

Fund officers have discretion to waive or reduce any of the above minimum investment requirements.
--------------------------------------------------------------------------------

PURCHASE ORDERS AND PAYMENTS
A purchase order will be filled at the Fund's NAV next calculated after the order has been received by either the Fund's transfer agent, PFPC Inc., by one or more brokers authorized to accept purchase orders on the Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on the Fund's behalf. The Fund will be deemed to have received the order when an authorized broker or broker's authorized designee accepts the order. Institutions must send payment for Fund shares in federal funds to the transfer agent by 12:00 noon Eastern time on the next business day.

Institutions and other investors should contact the adviser for information about purchasing Fund shares through in-kind exchanges of securities.

The Fund and its distributor reserve the right to suspend the offering of Fund shares or to reject any purchase order.

================================================================================

PURCHASING SHARES BY TELEPHONE
Call 1-877-470-0103 to arrange for a telephone transaction. If you want to make future transactions (e.g., purchase additional shares, redeem or exchange shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

The Fund and its transfer agent have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.
--------------------------------------------------------------------------------

PURCHASING SHARES BY MAIL
Complete and sign an application. Make your check payable to Pictet Funds. If you are adding to your existing account, include your account name and number on the check.

Mail your application and/or check to:
PFPC Inc.
Attn: PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia, PA 19406
--------------------------------------------------------------------------------

PURCHASING SHARES BY WIRE
If you are opening a new account, call the Fund at 1-877-470-0103 to arrange for a wire transaction. Then wire federal funds to:
Boston Safe Deposit & Trust
ABA#:     011001234
Credit:  (Pictet Global Water Fund)
Acct #:   143766
FBO:     (Insert shareholder name and account number)

Complete and sign an application and mail immediately following the initial wire transaction to:
PFPC Inc.
Attn: PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia, PA 19406

If you are adding to your existing account, you do not need to call the Fund to arrange for a wire transaction, but be sure to include your name and account number.
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN
Through this option, you can have money electronically deducted from your checking, savings or bank money market accounts and invested in the Fund each month or quarter. Complete the Automatic Investment Plan Application, which is available upon request by calling 1-877-470-0103, and mail it to the address indicated.

The initial $50,000 minimum investment for the Institutional Class and $2,500 minimum investment for the Retail Class still apply. However, subsequent investments can be as little as $500 for either class.

The Fund may alter or terminate the Automatic Investment Plan at any time.

================================================================================

EXCHANGES BETWEEN PICTET FUNDS
You may exchange shares of the Fund for the same class of shares of any other Pictet Fund at the NAV of the acquired fund shares next determined after receipt of your exchange request. Both accounts must have identical registrations. Exchanges must meet the applicable minimum initial investment requirements for the acquired Fund. You may exchange into another Fund only if its shares may legally be sold in your home state.

To protect other shareholders of the Fund, the Fund may cancel the exchange privileges of any person who, in the opinion of the Fund, is using market-timing strategies. The Fund may change or terminate the exchange privilege on 60 days' advance notice to shareholders.

You may be subject to a redemption fee if you exchange shares after holding them less than six months. Please see "Redeeming Fund Shares" below.
--------------------------------------------------------------------------------

REDEEMING FUND SHARES
If you exchange or redeem shares after holding them for less than six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current NAV of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment, to offset transaction and other expenses caused by early redemptions, and to facilitate cash and portfolio management.

The fee is currently waived for pension funds, endowments and other similar institutional funds due to certain economies associated with these accounts. The redemption fee may be modified or discontinued at any time. This fee is not a deferred sales charge, is not a commission paid to the adviser and does not benefit the adviser in any way.

The "first-in, first-out" method will be used to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than six months, the redemption/exchange fee will be assessed on the current NAV of those shares.

You may redeem shares of the Fund on any business day at the NAV next calculated after the transfer agent, broker authorized to accept redemption orders on the Fund's behalf, or designated intermediary authorized by a broker to accept orders on the Fund's behalf receives the redemption request in proper form. The Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Institutions are responsible for promptly transmitting redemption orders to the Fund's transfer agent.

Redemption proceeds are usually sent by wire on the business day after the effective date of a redemption. Under unusual circumstances, the Fund may suspend redemptions, if allowed by the Securities and Exchange Commission ("SEC"), or postpone payment up to seven days.

The Fund may also pay redemption proceeds in kind by giving securities to redeeming shareholders. You may pay transaction costs to dispose of these securities.

If you purchased shares through a financial institution or a broker or its designated intermediary authorized to accept purchase orders on the Fund's behalf, you should contact it for more information.

Each institution, broker or intermediary may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

REDEEMING SHARES BY TELEPHONE
If you have chosen the telephone redemption privilege on the initial application or later elected the privilege in writing, you may call 1-877-470-0103 to redeem up to $100,000 worth of shares.

================================================================================

REDEEMING SHARES BY MAIL
Shareholders may sell shares by making a written request to :
PFPC Inc.
Attn: PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia, PA 19406

Include signatures of all persons required to sign for transactions, exactly as their names appear on the account application.

To protect your account from fraud, the Fund may require a medallion signature guarantee for certain redemptions. We require a medallion signature guarantee if:
o    your address of record has changed within the past 30 days or
o    you are selling more than $100,000 worth of shares

Signature guarantees are designed to verify that major transactions or changes to your account are in fact authorized by you. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (NYSE MSP).

Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a signature guarantee.
--------------------------------------------------------------------------------

REDEEMING SHARES BY WIRE
If you have chosen the wire redemption privilege on your initial application or later elected the privilege in writing, you may have the Fund wire your proceeds to a predesignated bank account.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN
If you have a minimum of $100,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) monthly, quarterly or semi-annually.

The amount of withdrawal payments must be at least $500 per payment. Fund shares are redeemed in order to make withdrawal payments. Under the Systematic Withdrawal Plan, you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Fund may terminate any Systematic Withdrawal Plan if the value of the account falls below $10,000 due to share redemptions or an exchange of shares for shares of another Fund.
--------------------------------------------------------------------------------

CLOSING SUB-MINIMUM ACCOUNTS
The Fund may close your account if, for reasons other than investment losses, the value of the Institutional Class shares or the Retail Class shares in the account falls below $25,000 or $2,500, respectively. The Fund may convert your Institutional Class shares to Retail Class shares if the value of your account as a result of share redemptions falls below $50,000.

After the Fund notifies you of its intention to close the account, you will have 30 days to bring the account back to the minimum level.

================================================================================

PERFORMANCE
The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
Redemptions and exchanges of Fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in cash or additional shares.

The Fund declares and pays dividends and distributions according to the following schedule. Dividends may differ between classes, so that a class with higher expenses may have a lower dividend.
--------------------------------------------------------------------------------

DIVIDENDS ARE PAID IN ADDITIONAL SHARES OF THE FUND.

               TYPE OF                      DECLARED              FEDERAL
             DISTRIBUTION                   AND PAID             TAX STATUS
Dividends from net investment income        Annually      Taxable as ordinary income
Distributions of short term capital gain    Annually      Taxable as ordinary income
Distributions of long term capital gain     Annually      Taxable as capital gain

You should generally avoid investing in the Fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment. Income that the Fund receives from sources within foreign countries may be subject to withholding or other taxes imposed by such countries. You should consult a tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, the Fund will send shareholders information about its dividends and distributions during the previous calendar year. Most of the Fund's distributions are expected to be capital gain. If you do not provide the Fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.
--------------------------------------------------------------------------------

DISTRIBUTION (12B-1) FEES
The Retail Class shares of the Fund have adopted a rule 12b-1 distribution plan. Under the plan, the Retail Class shares of the Fund may reimburse the distributor, or others, on a monthly basis for costs and expenses incurred by the distributor in connection with the distribution and marketing of shares of the Fund.

The plan allows the Fund to pay not more than 0.25% per annum of the average daily net assets of the Retail Class shares of the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges. In addition, the Retail Class of the Fund will pay a portion of the fees associated with participation in mutual fund supermarkets and other networks sponsored by brokerage firms.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR MORE INFORMATION
================================================================================
For investors who want more information about Pictet Global Water Fund, or any of the other Pictet Funds, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS Additional information about the Fund's investments is available in the annual and semiannual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about each Fund and is incorporated by reference into this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about each Fund by contacting the Fund at:

PFPC Inc.
Attn: PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia, PA 19406
Telephone: 1-877-470-0103

Investors can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102
o    Free from the Commission's Internet website at http://www.sec.gov.

Investors can get information about the operation of the Public Reference Room by calling 1-202-942-8090.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTMENT ADVISER          TRANSFER AGENT        INDEPENDENT ACCOUNTANTS
Pictet International        PFPC Inc.             PricewaterhouseCoopers LLP
Management Limited

ADMINISTRATOR               LEGAL COUNSEL         CUSTODIAN
PFPC Inc.                   Hale and Dorr LLP     Brown Brothers
                                                  Harriman & Co.
--------------------------------------------------------------------------------

Investment Company Act File No. 811-9050

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2001

                                  PICTET FUNDS


                            PICTET GLOBAL WATER FUND

         This Statement of Additional Information dated ____________ is not a prospectus but should be read in conjunction with Pictet Funds' (the "Trust") Prospectus for Pictet Global Water Fund (the "Fund") dated ___________ , 2001 (the "Prospectus"). A copy of the Fund's Prospectus may be obtained without charge by calling the Trust at 1-877-470-0103. The Fund has not commenced operations as of the date of this SAI and, thus, has no financial statements

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                             TABLE OF CONTENTS                             PAGE

         Investment Objectives and Policies................................
         Purchase of Shares................................................
         Redemption of Shares..............................................
         Portfolio Turnover................................................
         Investment Limitations............................................
         Management of the Fund............................................
         Code of Ethics....................................................
         Investment Advisory and Other Services............................
         Portfolio Transactions............................................
         Additional Information Concerning Taxes...........................
         Performance Calculations..........................................
         General Information...............................................
         Financial Statements..............................................
         Appendix - Description of Ratings and U.S. Government Securities.. A-1

                       INVESTMENT OBJECTIVES AND POLICIES

         The  following  policies  supplement  the  investment   objectives  and
policies set forth in the Prospectus:

         EQUITY SECURITIES. The Fund invests primarily in equity securities. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of the Fund's equity investments will change in response to stock market movements.

         DEPOSITARY RECEIPTS. The Fund may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

         Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.
Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONVERTIBLE SECURITIES. The Fund may purchase convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

         PRIVATIZATIONS. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of a U.S. entity, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when issued or forward commitment basis may decline between the purchase date and the settlement date.

         WARRANTS. The Fund may purchase warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         PREFERRED STOCK. The Fund may purchase preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         FOREIGN INVESTMENTS. The Fund may purchase international investments. These international investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, Pictet ("the Adviser"), and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

         Investing in foreign companies involves certain special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign
portfolio  transactions;   the  possibility  of  expropriation  or  confiscatory
taxation;  adverse  changes  in  investment  or  exchange  control  regulations;
political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, because the stocks of foreign companies frequently are denominated in foreign currencies, and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Developing countries also may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

         In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by the Fund.

         Foreign investment risks are often heightened for investments in certain developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on a Fund's non-dollar denominated securities.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

         OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Adviser, under the Board's supervision, after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

         HEDGING AND RISK MANAGEMENT PRACTICES. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         FORWARD CONTRACTS. The Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading
Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of a Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Fund will rely on the exclusion from the definition of the term "commodity pool operator" provided by CFTC Rule 4.5. The Fund may use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations or may enter into non-hedging transactions if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions). For an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Fund may attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, the Fund would seek to establish with more certainty then would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund could seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, could attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund could sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund could purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire. Loss from investing in futures transactions by the Fund is potentially unlimited.

         As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser may attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts would give the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract would give the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         The Fund may terminate its position in an option contract by selling an offsetting option of the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         The Fund would engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         CURRENCY TRANSACTIONS. When the Fund needs to convert assets denominated in one currency to a different currency, they normally conduct foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, the Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

         The Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that the Fund has contracted to purchase or sell. In addition, the Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by the Fund will be covered by maintaining cash or liquid assets in a segregated account.

         The Fund's success in using currency contracts will usually depend on the Adviser's ability to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, the Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

         OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Fund may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

         The Fund normally could purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund would generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option would involve the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund would give up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security would be limited while the option was in effect unless the Fund effected a closing purchase transaction.

         The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund would receive a premium for writing a put option but would be obligated for as long as the option was outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund would segregate liquid assets with at least the value of the exercise price of the put options.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

         CORRELATION RISK. While transactions in forward contracts, options, futures contracts and options on futures (I.E., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         TEMPORARY INVESTMENTS. For temporary defensive purposes when market conditions warrant, the Fund may invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; (4) obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (5) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller also would expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the 1940 Act.

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances, a Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to a Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that a Fund may not be able to establish its right to receive the underlying securities.



                               PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Fund and its distributor reserve the right in their sole discretion
(i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At the Fund's discretion, shares of the Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with its investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.

                              REDEMPTION OF SHARES


         The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         If a shareholder redeems shares of the Fund which have been held less than six months (including shares to be exchanged), the Fund will deduct from the proceeds a redemption charge of 1% of the amount of the redemption. This amount is retained by the Fund to offset its costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.


                               PORTFOLIO TURNOVER

         The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rates will be approximately ____%.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the restrictions listed below which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         The Fund will not:

         (1) enter into commodities or commodity contracts, other than financial futures, option, forward, swap and similar contracts and derivative instruments;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed,
                  (ii) by entering into repurchase agreements, and (iii) lending portfolio securities;

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

         (5) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (6) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (6) borrow money, except that the Fund may borrow money and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing. As a matter of nonfundamental policy, the Fund will not purchase additional investments while outstanding borrowings exceed 5% of the Fund's total assets;

         (7)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting; and

         (8) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that the Fund will invest at least 25% of its total assets in the securities of issuers in the water-related group of industries and that there is no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not (a) invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days or (b) invest for the purpose of exercising control over management of any company.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation (6) above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                             MANAGEMENT OF THE FUND

BOARD MEMBERS AND OFFICERS. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.

NAME AND ADDRESS               AGE     POSITION(S) WITH     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------               ---     -----------------    -------------------------------------------
                                           TRUST
                                           -----
Jean G. Pilloud*                57     Trustee, President   Senior Manager of Pictet & Cie.
Pictet & Cie                           and Chairman
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole*           39     Trustee              Partner  of Pictet & Cie since  1998;  CEO of
Pictet & Cie                                                Pictet (Canada) & Co. Ltd. from 1994-1997.
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Bruce W. Schnitzer              56     Trustee              Chairman  of  the  Board  of  Wand  Partners,
Wand Partners, Inc.                                         Inc.;  Director,  PennCorp  Financial  Group,
630 Fifth Avenue, Suite 2435                                AMRESCO Inc., and Nestor, Inc.
New York, NY  10111

Edward L. Hoyt                  65     Trustee              Trustee  and  President  of the  Board of the
1115 Fifth Avenue                                           Museum of the Hudson  Highlands  since  1995;
New York, NY  10128                                         Director    of     Econergy     International
                                                            Corporation   (private   consulting   company
                                                            specializing  in renewable  energy  projects)
                                                            from 1997-1999 and financial consultant since
                                                            1999;  Member of the  Visiting  Committee  of
                                                            M.I.T.'s  Department of Humanities and Social
                                                            Science   since   1998;   Advisor   for   the
                                                            International  Environment & Resource  Policy
                                                            Program  at the  Fletcher  School  of Law and
                                                            Diplomacy.

David J. Callard                62     Trustee              President,  Wand  Partners,  Inc.;  Director,
Wand Partners, Inc.                                         Information Management Associates,  Inc., Sky
630 Fifth Avenue, Suite 2435                                Mall, Inc. and iGo Corporation.
New York, NY  10111

---------------------------------
* Board Members Pilloud and Demole are "interested persons" of the Trust as defined in the 1940 Act.

NAME AND ADDRESS               AGE     POSITION(S) WITH     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------               ---     -----------------    -------------------------------------------
                                           TRUST
                                           -----
Mary Jane Maloney               43     Secretary            Vice  President of Regulatory  Administration
PFPC Inc.                                                   at  PFPC   Inc.   since   1997.   Previously,
3200 Horizon Drive                                          Compliance Officer, SEI Investments Company.
King of Prussia, PA  19406

John Herman                     33     Treasurer            Supervisor    of    Fund    Accounting    and
PFPC Inc.                                                   Administration   at  PFPC  Inc.  since  2000.
3200 Horizon Drive                                          Previously,  Senior  Financial  Administrator
King of Prussia, PA 19406                                   at PFPC.


REMUNERATION OF BOARD MEMBERS. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board meeting attended and out-of-pocket expenses incurred in attending such meetings.

         In addition, the Trustees established an Audit Committee consisting of three members. The Audit Committee members are Messrs. Callard, Hoyt and Schnizter. Each member earns an additional fee of $500 for each Audit Committee meeting attended.

         The Trustees have also established a Pricing Committee consisting of three members. The Pricing Committee members are Messrs. Callard, Hoyt and Demole. Each member (except those employed by the Adviser or its affiliates) earns an additional fee of $500 for each Pricing Committee meeting attended.

         The Trustees have also established a Nominating Committee consisting of three members. The Nominating Committee members are Messrs. Callard, Schnitzer and Hoyt. Each member earns an additional fee of $500 for each Nominating Committee meeting attended.

                               COMPENSATION TABLE

         The following table sets forth the compensation expected to be paid to the Trustees for the Trust for the fiscal year ended December 31, 2000. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.

----------------------------------------------------------------------------------------------------------
                                                INTERNATIONAL                                    TOTAL
NAME OF               EASTERN       GLOBAL          SMALL                                     COMPENSATION
PERSON AND            EUROPEAN     EMERGING       COMPANIES      EUROPEAN     INTERNATIONAL    FROM FUND
POSITION                FUND     MARKETS FUND       FUND        EQUITY FUND    EQUITY FUND      COMPLEX
----------            --------   ------------   -------------   -----------   -------------   ------------
David J. Callard        $123        $9,092          $745           $268            $272          $10,500
Trustee
----------------------------------------------------------------------------------------------------------

Jean-Francois Demole     0             0             0              0               0             0
Trustee
----------------------------------------------------------------------------------------------------------

Edward L. Hoyt           29         2,081           349            144             147           2,750
Trustee
----------------------------------------------------------------------------------------------------------

Jean G. Pilloud          0             0             0              0               0             0
Trustee
----------------------------------------------------------------------------------------------------------

Bruce W. Schnizter       94         6,969           560            187             190           8,000
Trustee
----------------------------------------------------------------------------------------------------------

Jeffrey P. Somers        111         8,217           688            241             243           9,500
Trustee*
----------------------------------------------------------------------------------------------------------

*Mr. Somers resigned as Trustee effective September 28, 2001

                                 CODE OF ETHICS

         The Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits. The Code requires prior approval with respect to purchases of securities in private placements and personal investment in initial public offerings.

         The Adviser, Pictet International Management Limited, has also adopted a Code of Ethics which has been approved by the Trust's Board of Trustees. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code requires prior approval for purchases of securities in private placements and personal investment in initial public offerings.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Fund, has entered into an investment advisory agreement with the Adviser. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

         The Adviser, located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom, is a wholly owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

GLOBAL WATER FUND
-----------------

As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.30% of the Fund's average daily net assets for the Institutional Class and 1.55% for the Retail Class.

ADMINISTRATIVE AND TRANSFER AGENT SERVICES

         PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. PFPC is a majority-owned subsidiary of PNC Bank Corp. For its services as accounting agent, PFPC is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, PFPC is entitle to receive $73,333 per annum from the Trust, allocated among the Funds of the Trust based on average daily net assets. In addition, PFPC is entitled to receive separate compensation for its services as transfer agent.

         PFPC is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

         Prior to December 1, 1999, administrative services were provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group"), which was acquired by PFPC on December 1, 1999.


DISTRIBUTOR

         PFPC Distributors, Inc. ("PFPC Distributors" or the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. PFPC Distributors is located at 3200
Horizon Drive, King of Prussia, Pennsylvania 19406. PFPC Distributors is a wholly owned subsidiary of PFPC, the administrator, accounting agent and transfer agent for the Trust.

DISTRIBUTION PLAN

         The Trustees of the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Retail Class shares of the Fund after having concluded that there is a reasonable likelihood that the Plan will benefit the Retail Class shares of the Fund and their shareholders. The Plan provides for a monthly payment by the Retail Class shares of the Fund to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the net assets of the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use amounts received under the Plan for payments to broker-dealers or financial institutions (not including banks) for their assistance in distributing shares of the Retail Class and otherwise promoting the sale of Retail Class shares, including payments in amounts based on the average daily value of Retail Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which each Fund may bear pursuant to the Plan without approval by such Fund's Retail Class shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan voted to approve the Plan at a meeting held on March 9, 2001. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of shares of the Fund.

CUSTODIAN

         Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.


INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, located in Philadelphia, Pennsylvania, serves as independent accountants for the Trust and audits the Fund's financial statements annually and reviews the Fund's federal tax returns.

 COUNSEL

         Hale and Dorr LLP, located in Boston, Massachusetts, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients.

         Some securities considered for investment by the Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         GENERAL. The following summarizes certain additional tax considerations generally affecting the Funds and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The discussions of tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         The Fund is treated as a separate taxable entity under the Code and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         In order to qualify as a regulated investment company, the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held the Fund's shares. The Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the Fund realized the gains, and the Fund's holding periods for those assets.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

         An individual's net long-term capital gains are taxable at a maximum effective rate of 20%. Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term and short-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in higher effective marginal rates).

         If the Fund retains net capital gain for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gain as a credit against their own federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

         FOREIGN TAXES. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

         The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

         OTHER TAX MATTERS. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         The Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment
company,   the  Fund  must  distribute   substantially  all  of  its  income  to
shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

         Provided that it qualifies as a regulated investment company, the Fund will not be liable for Massachusetts income taxes or franchise taxes.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         Dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. A Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

                            PERFORMANCE CALCULATIONS

         The Fund may advertise its average annual total return for a class of shares. The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                 T    =   [(  ERV  )1/n - 1]
                              ---
                               P

         Where:  T    =   average annual total return.
               ERV    =   ending redeemable value at the end
                          of  the   period   covered   by  the
                          computation of a hypothetical $1,000
                          payment made at the beginning of the
                          period.

                 P    =   hypothetical initial payment of $1,000.

                 n    =   period covered by the computation, expressed in terms
                          of years.

         The Fund computes its aggregate total return for a class of shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                 T    =   [(  ERV  ) - 1]
                              ---
                               P

         The calculations of average annual total return and aggregate total return for a class of shares assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return for a class of shares do not reflect any fees charged by Institutions to their clients.


                               GENERAL INFORMATION

         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.


         DESCRIPTION OF SHARES AND VOTING RIGHTS

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. Effective April 30, 2000, the Trust's name changed from Panorama Trust to Pictet Funds. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently the Trust has six series. The Trustees have authorized the issuance of an unlimited number of shares of beneficial interest, $0.001 par value,  in two  separate  classes  of  shares  in  each  of the  Trust's  Funds:
Institutional and Retail Class shares. The Retail Class is identical to the Institutional Class except that the Retail Class shares of the Funds each have adopted a Rule 12b-1 Distribution Plan pursuant to which the Retail Class shares of the Funds may reimburse the distributor, or others, on a monthly basis for costs and expenses incurred by the distributor in connection with the distribution and marketing of shares of the Funds.

         When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

         Shares of the Fund are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants.

         Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares of a class at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares of a class. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

                              FINANCIAL STATEMENTS

         The Fund has not commenced operations as of the date of this SAI and, thus, has no financial statements.

        APPENDIX -- DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Description of Moody's highest commercial paper rating: PRIME-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         DESCRIPTION OF BOND RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         PLUS (+) OR MINUS (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:
         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      DESCRIPTION OF U.S. GOVERNMENT SECURITIES AND CERTAIN OTHER SECURITIES

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

     (a) Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via EDGAR on January 2, 1996 ("Post-Effective Amendment No. 3").

               (i) Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

               (ii) Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

               (iii) Amendment to the Declaration of Trust dated March 1, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC via EDGAR on April 1, 1996 ("Post-Effective Amendment No. 4").

               (iv) Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1998 ("Post-Effective Amendment No. 8").

               (v) Amendment to the Declaration of Trust dated April 13, 1999 is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1999.

               (vi) Amendment to the Declaration of Trust dated May 11, 2000 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC via EDGAR on June 28, 2000.

               (vii) Amendment to the Declaration of Trust to be filed by amendment

     (b) By-Laws dated May 23, 1995, as amended on December 15, 2000 are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2001 ("Post-Effective Amendment No. 18").

     (c)       Not Applicable.

     (d) Investment Advisory Agreement between Registrant and Pictet International Management Limited dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

               (i) Supplement dated January 2, 1996 to the Investment Advisory Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

               (ii) Supplement dated March 12, 1997 to the Investment Advisory Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

               (iii) Supplement to the Investment Advisory Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on July 19, 2000 ("Post-Effective Amendment No. 17").

               (iv) Supplement to the Investment Advisory Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

               (v) Form of Supplement to the Investment Advisory Agreement with respect to the Pictet Global Water Fund filed herewith.

     (e) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated December 31, 2000 is incorporated by reference to Post-Effective Amendment No. 18.

     (f)       Not Applicable.

     (g) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

               (i) Amendment to Custodian Agreement dated January 10, 1996 with respect to Pictet International Small Companies Fund is incorporated by reference to Post- Effective Amendment No. 4.

               (ii) Amendment to Custodian Agreement dated September 13, 1996 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on February 18, 1997.

               (iii) Amendment to Custodian Agreement dated September 16, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.dment to Custodian Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on February 3, 1999 ("Post-Effective Amendment No. 10").

               (iv) Amendment to Custodian Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

               (v) Form of Supplement to the Custodian Agreement with respect to the Pictet Global Water Fund is filed herewith.

     (h) Transfer Agency and Services Agreement between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

               (i) Supplement dated January 2, 1996 to the Transfer Agency and Services Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

               (ii) Supplement dated March 12, 1997 to the Transfer Agency and Services Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

               (iii) Supplement to the Transfer Agency and Services Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

               (iv) Form of Supplement to the Transfer Agency and Services Agreement with respect to the Pictet Global Water Fund is filed herewith.

               (v) Supplement to the Transfer Agency and Services Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

               (vi) Administration Agreement dated October 3, 1995 between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

               (vii) Amendment dated September 24, 1999 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2000.

               (viii) Supplement dated January 2, 1996 to the Administration Agreement dated October 3, 1995 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

               (ix) Supplement dated March 12, 1997 to the Administration Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

               (x) Supplement to the Administration Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

               (xi) Supplement to the Administration Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

               (xii) Form of Amendment No. 12 dated August 16, 2000 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 18.

               (xiii) Form of Supplement to Administration Agreement with respect to the Pictet Global Water Fund is filed herewith.

     (i)       Not Applicable.

     (j)       Not Applicable.


     (k)       Not Applicable.

     (l) Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

               (i) Purchase Agreement dated February 1, 1996 with respect to Pictet International Small Companies is incorporated by reference to Post-Effective Amendment No. 4.

               (ii) Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

               (iii) Form of Purchase Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

               (iv) Form of Purchase Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

     (m) Retail Class Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 18.

     (n) Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 18.

     (o)       Not Applicable.

     (p) Code of Ethics for the Trust is incorporated by reference to Post-Effective Amendment No. 17.

               Code of Ethics for Pictet International Management Limited is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on April 14, 2000.

     (q) Powers of Attorney for Jean G. Pilloud, Jean-Francois Demole, Jeffrey P. Somers, John F. Herman, Bruce W. Schnitzer, David J. Callard and Edward L. Hoyt are incorporated by reference to Post-Effective Amendment No. 19.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              None.

ITEM 25.      INDEMNIFICATION

              Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

              The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

ITEM 27.      PRINCIPAL UNDERWRITERS


              (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds
                           Allegheny Funds
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           The Galaxy Fund
                           The Galaxy VIP Fund
                           Galaxy  Fund  II
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           Kalmar Pooled  Investment  Trust
                           LKCM Funds
                           Matthews International Funds
                           McM Funds Metropolitan West Funds
                           New  Covenant  Funds
                           The RBB Fund, Inc.
                           Robertson Stephens Investment Trust
                           RWB/WPG U.S. Large Stock Fund
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer Wortham Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund

                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Growth and Income Fund
                           WPG Tudor Fund
                           WT Investment Trust I

               Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

               Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

               Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           The Offit Investment Fund, Inc
                           The Offit Variable Insurance Fund, Inc.

               Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


               (b) The following is a list of the executive officers and directors of PFPC Distributors, Inc.:

               Robert Crouse            -       Director

               Susan Keller             -       Director

               Michael DeNofrio         -       Chairman, President and Chief
                                                Executive Officer, Director

               Bruno DiStefano          -       Vice President

               Susan K. Moscaritolo     -       Vice President

               Elizabeth T. Holtsbery   -       Vice President

               Lisa Colon               -       Vice President

               Rita G. Adler            -       Chief Compliance Officer

               Christine A. Ritch       -       Chief Legal Officer, Secretary and Clerk

               Christopher S. Conner    -       Assistant Secretary and Assistant Clerk

               Bradley A. Stearns       -       Assistant Secretary and Assistant Clerk

               John L. Wilson           -       Assistant Secretary and Assistant Clerk

               Douglas D. Castagna      -       Controller and Assistant Treasurer

               Craig D. Stokarski       -       Treasurer

               (c)  Not Applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

              All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

              Pictet International Management Limited
              Tower 42, Level 37
              25 Old Broad Street
              London, England EC2N 1HQ
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              PFPC Inc.
              101 Federal Street
              BOS 610
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)

              PFPC Inc.
              3200 Horizon Drive
              King of Prussia, PA 19406
              (records relating to its functions as distributor and transfer agent)


ITEM 29.      MANAGEMENT SERVICES

              Not Applicable.

ITEM 30.      UNDERTAKINGS

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of King of Prussia and Commonwealth of Pennsylvania on the 4th day of April, 2001.

                                              PICTET FUNDS

                                     By                         *
                                              ----------------------------------
                                              Jean G. Pilloud
                                              Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                  TITLE                      DATE
---------                                  -----                      ----
            *                       Chairman, President          October 4, 2001
-------------------------           and Trustee
(Jean G. Pilloud)                   (principal executive officer)

            *                       Trustee                      October 4, 2001
-------------------------
(Jean-Francois Demole)

            *                       Trustee                      October 4, 2001
-------------------------
(Bruce W. Schnitzer)

            *                       Trustee                      October 4, 2001
-------------------------
(David J. Callard)

            *                       Trustee                      October 4, 2001
-------------------------
(Edward L. Hoyt)

/S/JOHN HERMAN                      Treasurer                    October 4, 2001
-------------------------           (principal financial and
(John Herman)                       accounting officer)


* By:
              /S/JOHN HERMAN
              John Herman
              as Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT NO.         DESCRIPTION
-----------         -----------
(d) (v)             Form of Supplement to the Investment Advisory Agreement with respect to the Pictet Global Water Fund.

(g) (v) Form of Supplement to the Custodian Agreement with respect to the Pictet Global Water Fund.

(h) (iv) Form of Supplement to the Transfer Agency and Services Agreement with respect to the Pictet Global Water Fund.

(h) (xiii)          Form of Supplement to Administration Agreement with respect to the Pictet Global Water Fund.